Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Fair Value, Measurements, Recurring
Fair Value Asset And Liabilities Measured On Recurring Basis [Line Items]
Transfers in or out of Level 3	¥ 0	¥ 0	¥ 0	¥ 0